UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-568-2126

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                  10/29/99
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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
                             TITLE OF               VALUE      SHARES /  SH / PUT /   INVST                   VOTING AUTHORITY
      NAME OF ISSUER          CLASS       CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETN MANAGERS   SOLE       SHARED     NONE
      --------------          -----       -----    --------    -------   ---  ----  -------- --------   ----       ------     ----
ADC TELECOMUNICATIONS          COMMON  000886101     $26,604     634,367  SH         DEFINED   01       512,090    15,765    106,512
ADOBE SYSTEMS                  COMMON  00724F101    $185,192   1,631,674  SH         DEFINED   01     1,178,186    38,705    414,783
AMGEN INC                      COMMON  031162100    $235,973   2,895,368  SH         DEFINED   01     2,097,489    68,060    729,819
ATLANTIC RICHFIELD CO DE       COMMON  048825103    $130,701   1,474,758  SH         DEFINED   01     1,075,394    35,070    364,294
CHASE MANHATTAN CORP NEW       COMMON  16161A108    $161,080   2,127,492  SH         DEFINED   01     1,543,676    50,190    533,626
CHEVRON CORPORATION            COMMON  166751107    $172,563   1,944,362  SH         DEFINED   01     1,412,914    46,655    484,793
COCA COLA ENTERPRISES          COMMON  191219104     $30,046   1,331,700  SH         DEFINED   01     1,088,194    61,150    182,356
COMCAST SPL A                  COMMON  200300200     $91,892   2,304,641  SH         DEFINED   01     1,678,840    54,630    571,171
COMPAQ COMPUTER CORP           COMMON  204493100      $1,150      50,285  SH         DEFINED   01         2,700         0     47,585
COMPUTER SCIENCES CP           COMMON  205363104    $236,958   3,370,071  SH         DEFINED   01     2,425,042    79,438    865,591
ENRON CORP                     COMMON  293561106    $221,518   5,393,924  SH         DEFINED   01     3,898,793   126,694  1,368,437
EXXON CORP                     COMMON  302290101    $149,781   1,970,852  SH         DEFINED   01     1,421,381    47,347    502,124
FANNIE MAE                     COMMON  313586109    $206,031   3,286,625  SH         DEFINED   01     2,380,738    77,705    828,182
GANNETT COMPANY INC. DE        COMMON  364730101     $80,823   1,168,163  SH         DEFINED   01       840,015    29,815    298,333
GENERAL DYNAMICS CORP          COMMON  369550108     $86,644   1,387,683  SH         DEFINED   01     1,002,613    32,690    352,380
GENERAL MILLS INC              COMMON  370334104    $173,601   2,139,923  SH         DEFINED   01     1,548,751    50,675    540,497
HARLEY DAVIDSON INC            COMMON  412822108    $129,827   2,593,290  SH         DEFINED   01     1,867,050    61,825    664,415
HEWLETT PACKARD                COMMON  428236103    $184,313   2,030,202  SH         DEFINED   01     1,471,262    47,885    511,055
INTEL CORPORATION              COMMON  458140100    $108,839   1,464,602  SH         DEFINED   01     1,045,508    33,833    385,261
KIMBERLY CLARK CORP            COMMON  494368103     $82,492   1,564,015  SH         DEFINED   01     1,168,915    35,350    359,750
LOWES COMPANIES INC            COMMON  548661107     $41,162     844,340  SH         DEFINED   01       596,035    12,440    235,865
MARSH & MCLENNAN COS INC       COMMON  571748102    $176,166   2,571,750  SH         DEFINED   01     1,861,431    61,049    649,270
MBNA CORP COM                  COMMON  55262L100     $94,199   4,129,267  SH         DEFINED   01     3,039,797    91,220    998,250
MCI WORLDCOM INC               COMMON  55268B106    $191,151   2,659,588  SH         DEFINED   01     1,915,501    62,964    681,123
MERCK & CO                     COMMON  589331107    $204,893   3,161,312  SH         DEFINED   01     2,272,413    74,387    814,512
PITNEY BOWES INC               COMMON  724479100    $201,668   3,309,413  SH         DEFINED   01     2,397,347    78,375    833,691
PNC BANK CORPORATION           COMMON  693475105    $182,948   3,472,320  SH         DEFINED   01     2,518,631    77,080    876,609
PROCTER & GAMBLE COMPANY       COMMON  742718109    $198,403   2,116,298  SH         DEFINED   01     1,536,478    49,105    530,715
SBC COMMUNICATIONS, I          COMMON  78387G103     $98,602   1,930,990  SH         DEFINED   01     1,392,657    47,025    491,308
STAPLES INC                    COMMON  855030102     $73,193   3,469,684  SH         DEFINED   01     2,308,761   188,246    972,677
SOUTHWEST AIRLINES             COMMON  844741108    $197,194  12,983,924  SH         DEFINED   01     9,468,028   311,844  3,204,052
SUN MICROSYSTEMS INC           COMMON  866810104    $300,692   3,233,243  SH         DEFINED   01     2,348,262    77,840    807,141
TIME WARNER INC                COMMON  887315109    $167,313   2,754,117  SH         DEFINED   01     1,990,449    65,224    698,444
US WEST INC                    COMMON  91273H101    $157,716   2,763,916  SH         DEFINED   01     2,009,560    65,148    689,208
VIACOM INC CLASS B NON-VOTING  COMMON  925524308    $205,969   4,874,985  SH         DEFINED   01     3,516,727   116,490  1,241,768
WASHINGTON MUTUAL INC          COMMON  939322103     $77,958   2,665,236  SH         DEFINED   01     1,704,329    55,830    905,077
WELLPOINT HEALTH NET INC NEW   COMMON  94973H108     $91,542   1,606,003  SH         DEFINED   01     1,157,633    37,780    410,590

                      REPORT SUMMARY:             $5,356,798  99,310,383                             71,693,590 2,465,529 25,151,264


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $5,356,798
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.